Note 23 - Reportable Segments (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Number of Reportable Segments	2		2
Payments to Acquire Property, Plant, and Equipment	$ 64,000	$ 69,000	$ 647,000	$ 716,000
E-Commerce Operations [Member]
Payments to Acquire Property, Plant, and Equipment			109,000
Healthcare Operations [Member]
Payments to Acquire Property, Plant, and Equipment			$ 538,000